Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.69%(b)
Air Freight & Logistics–2.84%
SF Holding Co. Ltd., A Shares	344,200	$2,552,466
Apparel Retail–1.46%
Pou Sheng International (Holdings) Ltd. (Hong Kong)	11,922,000	1,308,949
Apparel, Accessories & Luxury Goods–3.04%
Shenzhou International Group Holdings Ltd.	258,400	2,732,922
Application Software–2.78%
Beijing Shiji Information Technology Co. Ltd., A Shares	1,182,409	2,500,374
Automobile Manufacturers–0.34%
Jiangling Motors Corp. Ltd., B Shares	311,100	301,378
Biotechnology–0.99%
Innovent Biologics, Inc.(c)(d)	212,500	893,930
Construction Materials–1.15%
Asia Cement China Holdings Corp.	2,090,500	1,034,760
Diversified Banks–7.82%
Bank of China Ltd., H Shares	3,544,000	1,261,351
China Construction Bank Corp., H Shares	1,623,000	1,037,717
China Merchants Bank Co. Ltd., A Shares	756,232	3,948,210
Industrial & Commercial Bank of China Ltd., H Shares	1,488,000	787,840
		7,035,118
Electronic Components–1.49%
Simplo Technology Co. Ltd. (Taiwan)	151,000	1,339,441
Electronic Manufacturing Services–0.64%
FIH Mobile Ltd.(d)	4,268,000	571,612
Financial Exchanges & Data–2.07%
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	40,600	1,864,741
Footwear–1.60%
Stella International Holdings Ltd.	1,472,000	1,436,005
Gas Utilities–1.97%
Towngas Smart Energy Co. Ltd.	3,715,564	1,773,163
Gold–3.64%
Zijin Mining Group Co. Ltd., H Shares	2,776,000	3,272,266
Health Care Equipment–2.04%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	1,438
MicroPort NeuroTech Ltd.	286	880
MicroPort Scientific Corp.(d)	772,400	1,833,966
Shanghai MicroPort MedBot Group Co. Ltd.(d)	352	1,516
		1,837,800
Shares		Value
Health Care Supplies–2.48%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,780,800	$2,234,700
Hotels, Resorts & Cruise Lines–0.86%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	777,038
Household Appliances–2.83%
Beijing Roborock Technology Co. Ltd., A Shares	52,402	2,543,073
Household Products–3.18%
Vinda International Holdings Ltd. (Hong Kong)	1,074,000	2,856,865
Hypermarkets & Super Centers–1.69%
Sun Art Retail Group Ltd.	5,139,500	1,516,809
Interactive Home Entertainment–3.77%
NetEase, Inc., ADR(e)	36,502	3,393,956
Interactive Media & Services–12.49%
Baidu, Inc., A Shares(d)	156,500	2,679,948
Tencent Holdings Ltd.	186,500	7,336,494
Weibo Corp., ADR(d)	63,358	1,217,741
		11,234,183
Internet & Direct Marketing Retail–15.56%
Alibaba Group Holding Ltd.(d)	103,000	1,163,706
JD.com, Inc., A Shares	105,050	3,128,096
JD.com, Inc., ADR(e)	68,913	4,100,323
Meituan, B Shares(c)(d)	179,500	4,065,669
Pinduoduo, Inc., ADR(d)	31,463	1,542,002
		13,999,796
Oil & Gas Refining & Marketing–1.70%
Formosa Petrochemical Corp. (Taiwan)	540,000	1,530,185
Packaged Foods & Meats–6.20%
Tingyi Cayman Islands Holding Corp.	1,622,000	2,673,749
Uni-President China Holdings Ltd.	3,176,000	2,905,980
		5,579,729
Pharmaceuticals–4.14%
China Animal Healthcare Ltd.(f)	349,000	0
Jiangsu Hengrui Medicine Co. Ltd., A Shares	661,560	3,476,248
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	248,807
		3,725,055
Restaurants–2.59%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	430,719
Gourmet Master Co. Ltd. (Taiwan)	537,000	1,898,747
		2,329,466
Steel–2.95%
Baoshan Iron & Steel Co. Ltd., A Shares	3,152,500	2,657,482

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Technology Hardware, Storage & Peripherals–1.38%
Asustek Computer, Inc. (Taiwan)	132,000	$1,244,687
Total Common Stocks & Other Equity Interests (Cost $96,486,072)		86,077,949

Money Market Funds–3.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(g)(h)	1,054,820	1,054,820
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(g)(h)	815,577	815,577
Invesco Treasury Portfolio, Institutional Class, 1.66%(g)(h)	1,205,508	1,205,508
Total Money Market Funds (Cost $3,075,746)		3,075,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $99,561,818)		89,153,854
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan–8.75%
Money Market Funds–8.75%
Invesco Private Government Fund, 1.77%(g)(h)(i)	2,204,536	$2,204,536
Invesco Private Prime Fund, 1.89%(g)(h)(i)	5,668,845	5,668,845
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,873,381)		7,873,381
TOTAL INVESTMENTS IN SECURITIES–107.86% (Cost $107,435,199)		97,027,235
OTHER ASSETS LESS LIABILITIES–(7.86)%		(7,068,910)
NET ASSETS–100.00%		$89,958,325
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $4,961,037, which represented 5.51% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	All or a portion of this security was out on loan at July 31, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,397,896	$19,255,774	$(21,598,850)	$-	$-	$1,054,820	$6,357
Invesco Liquid Assets Portfolio, Institutional Class	2,519,751	13,754,125	(15,457,588)	207	(918)	815,577	3,294
Invesco Treasury Portfolio, Institutional Class	3,883,309	22,006,600	(24,684,401)	-	-	1,205,508	4,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,962	15,688,151	(13,512,577)	-	-	2,204,536	5,972*
Invesco Private Prime Fund	67,579	38,389,372	(32,788,117)	-	11	5,668,845	11,865*
Total	$9,897,497	$109,094,022	$(108,041,533)	$207	$(907)	$10,949,286	$31,944

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,254,902	$75,823,047	$0	$86,077,949
Money Market Funds	3,075,905	7,873,381	—	10,949,286
Total Investments	$13,330,807	$83,696,428	$0	$97,027,235
Invesco Greater China Fund